Shareholder Fees {- Fidelity ZERO Large Cap Index Fund}	Dec. 30, 2022 USD ($)
10.31 Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund Combo Pro-07 | Fidelity ZERO Large Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none